The CBOE Vest Family of Funds

CBOE Vest S&P 500® Buffer Protect Strategy Fund
Class A Shares (BUAGX)
Class C Shares (BUCGX)
Investor Class Shares (BUMGX)
Institutional Class Shares (BUIGX)

CBOE Vest S&P 500® Enhanced Growth Strategy Fund
Class A Shares (ENGAX)
Class C Shares (ENGCX)
Investor Class Shares (ENGLX)
Institutional Class Shares (ENGIX)

(collectively, the “CBOE Vest Buffer Protect and Enhanced Growth Funds”)

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Supplement dated September 22, 2017
To the CBOE Vest Buffer Protect and Enhanced Growth Fund’s Prospectuses dated February 28, 2017 and
Statement of Additional Information dated February 28, 2017 as amended March 24, 2017

(as supplemented from time to time)

*  *  *  *  *  *  *  *

Effective July 14, 2017, CBOE VestSM Financial LLC (the “Adviser”), the investment adviser to each of the CBOE Vest Buffer Protect and Enhanced Growth Funds, has agreed to further limit the total expenses of the CBOE Vest Buffer Protect and Enhanced Growth Funds through February 28, 2019 so that the limit will be 0.95%. Prior to July 14, 2017, the limit was 1.25%.

The section entitled “Fees and Expenses of the Fund” for the CBOE Vest Buffer Protect and Enhanced Growth Funds are replaced in their entirety with the following:

CBOE Vest S&P 500® Buffer Protect Strategy Fund (Class A and Class C Shares)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%
Other Expenses (1)	1.44%	1.44%
Shareholder Services Plan(1)	0.06%	0.06%
Total Annual Fund Operating Expenses	2.50%	3.25%

Fee Waivers and/or Expense Reimbursements(2)	(1.30%)	(1.30%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.20%	1.95%

(1)	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund’s first full fiscal year.
(2)
CBOE VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Prior to July 14, 2017, the Adviser had agreed to limit the total expenses of the Fund (with the same exclusions noted above) to 1.25% through February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$690	$1,192
Class C Shares	$198	$880

CBOE Vest S&P 500® Buffer Protect Strategy Fund (Investor Class and Institutional Class Shares)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	1.44%	1.44%
Shareholder Services Plan(1)	0.06%	0.06%
Total Annual Fund Operating Expenses	2.50%	2.25%

Fee Waivers and/or Expense Reimbursements(2)	(1.30%)	(1.30%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.20%	0.95%

(1)	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund’s first full fiscal year.
(2)
CBOE VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Prior to July 14, 2017, the Adviser had agreed to limit the total expenses of the Fund (with the same exclusions noted above) to 1.25% through February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$122	$654
Institutional Class Shares	$97	$578

     CBOE Vest S&P 500® Enhanced Growth Strategy Fund (Class A and Class C Shares)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 34 of this prospectus and in the section “Distribution” on page 26 in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%
Other Expenses(1)	0.50%	0.50%
Shareholder Services Plan(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.53%	2.28%

Fee Waivers and/or Expense Reimbursements(2)	(0.33%)	(0.33%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.20%	1.95%

(1)	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
CBOE Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Prior to July 14, 2017, the Adviser had agreed to limit the total expenses of the Fund (with the same exclusions noted above) to 1.25% through February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$690	$1,000
Class C Shares	$198	$681

CBOE Vest S&P 500® Enhanced Growth Strategy Fund (Investor Class and Institutional Class Shares)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.50%	0.50%
Shareholder Services Plan(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.53%	1.28%

Fee Waivers and/or Expense Reimbursements(2)	(0.33%)	(0.33%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.20%	0.95%

(1)	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
(2)
CBOE Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Prior to July 14, 2017, the Adviser had agreed to limit the total expenses of the Fund (with the same exclusions noted above) to 1.25% through February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$122	$451
Institutional Class Shares	$97	$373

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE